COMBINED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 351	$ 38	$ 27
Due from related parties, current		$ 8	$ 4
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Accounts receivable, net of allowance for doubtful accounts: 2025 - $2; 2024 - $3	$ 226	$ 211	$ 195
Prepaid and other current assets	44	32	24
Total current assets	621	281	250
Property and equipment:
Buildings and leasehold improvements		25	23
Equipment and furniture		75	80
Total property and equipment		100	103
Less: accumulated depreciation		(81)	(83)
Property and equipment, net	25	19	20
Right of use assets	75	16	20
Goodwill	8,845	8,845	8,845
Other intangible assets - net		3,789	4,085
Due from related parties - non-current			$ 4
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]			Related party
Other non-current assets	65	45	$ 31
Total assets	13,197	12,995	13,255
Current liabilities:
Accounts payable	73	56	38
Accrued compensation	56	64	56
Unearned revenue	87	78	75
Total current liabilities	322	262	221
Lease liabilities - non-current	73	11	16
Deferred tax liability - non-current	989	1,006	1,096
Total liabilities	3,370	1,510	1,572
Commitments and contingencies (Note 9)
Equity:
Parent company investment		11,489	11,680
Accumulated other comprehensive (loss) income	23	(4)	3
Total equity	9,827	11,485	11,683
Total liabilities and equity	13,197	12,995	13,255
Related party
Current liabilities:
Other current liabilities		19	12
Other non-current liabilities		230	236
Nonrelated party
Current liabilities:
Other current liabilities	106	45	40
Other non-current liabilities	$ 5	$ 1	$ 3